Loans from Third Parties (Details) - Schedule of Loans from Third Parties - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Loans from Third Parties [Abstract]
Loans from third parties – current	$ 23,512	$ 22,615
Loans from third party – noncurrent
Total loans from third parties	$ 23,512	$ 22,615